Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expenses

The current and deferred portions of the income tax expenses included in the consolidated statements of operations and comprehensive loss as determined in accordance with ASC 740 are as follows:

	For the Years Ended September 30,
	2025	2024	2023

Current taxes
Macau–over-provision in prior year	$(19,103)	$(29,842)	$-
Macau–provision for current year	-	19,060	48,851
PRC	309,649	192,840	-
Deferred taxes	(1,412)	92	(59)
Income tax expenses	$289,134	$182,150	$48,792

Schedule of Reconciliation of Statutory Income Tax Rate

A reconciliation of the difference between the expected income tax expense computed at Macau statutory tax rate of 12% and the Company’s reported income tax expense is shown in the following table:

	For the Years Ended September 30,
	2025	2024	2023

Income before income taxes	$1,290,469	$980,866	$468,350
Applicable income tax rate	12%	12%	12%
Income tax expense at applicable income tax rate	$154,856	$117,704	$56,202
Non-deductible expenses	12,804	26,340	5,977
Tax effect of overseas withholding tax (1)	34,827	71,070	-
Over-provision in prior years (2)	(19,103)	(29,842)	-
Change in valuation allowance	106,950	9,187	-
Tax effect of tax allowance	(1,200)	(12,309)	(13,387)
Income tax expense	$289,134	$182,150	$48,792

(1)	The tax effect of overseas withholding tax results in a higher effective tax rate compared to the local statutory tax rate in Macau. This difference arises because the withholding tax is applied to the gross income, while the local statutory tax rate is applied to the net income after deducting relevant expenses.

(2)	The over-provision in prior years mainly resulted from a different tax period of a subsidiary. Losses recognized by the subsidiary subsequent to the Company’s reporting year were used to offset the profit generated by the subsidiary in its tax year, reducing the actual tax amount incurred.

Schedule of Reconciliation of Effective Tax Rate

The following table reconciles the statutory tax rate to the Company’s effective tax rate for the years ended September 30, 2025, 2024 and 2023:

	For the Years Ended September 30,
	2025	2024	2023

Applicable income tax rate	12.0%	12.0%	12.0%
Tax effect on non-deductible expense	1.0%	2.7%	1.3%
Tax effect on overseas withholding tax	2.7%	7.2%	-%
Tax effect on over-provision in prior years	(1.5)%	(3.0)%	-%
Tax effect on change in valuation allowance	8.3%	0.9%	-%
Tax effect on tax allowance	(0.1)%	(1.2)%	(2.9)%
Effective tax rate	22.4%	18.6%	10.4%

Schedule of Deferred Tax Assets

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax assets and liabilities are as follows:

	As of September 30,
	2025		2024
Deferred tax assets:	$		$
Operating lease liabilities		8,789		827
Depreciation and amortization		959		-
Net operating loss carryforward		116,333		9,236
Less: valuation allowances		(116,333)		(9,236)
Total deferred tax assets		9,748		827

Deferred tax liabilities:
ROU assets		(8,314)		(807)
Total deferred tax liabilities		(8,314)		(807)

Deferred tax assets, net		$1,434		$20

Schedule of Movement of Valuation Allowance

Movement of the Company’s valuation allowance against deferred tax assets is as follows:

	2025	2024

Balance at October 1	$9,236	$-
Increase recognized in the income statement	106,950	9,187
Foreign exchange difference	147	49
Balance at September 30	$116,333	$9,236